RELATED PARTY TRANSACTIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Partnership Management Fees Paid [Line Items]
Fund management fees paid	$ 2,766,014	$ 8,479,487
Series Twenty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,000	628,402
Series Twenty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	79,000
Series Twenty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	142,116	90,375
Series Twenty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	426,346	18,900
Series Twenty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	64,002	2,560,095
Series Twenty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	27,661	47,508
Series Twenty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	152,491	707,356
Series Twenty Seven [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	207,252	1,764,059
Series Twenty Eight [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	879,536	1,148,270
Series Twenty Nine [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	231,631
Series Thirty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Thirty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	604,556	50,000
Series Thirty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	62,000	1,449
Series Thirty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Thirty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,000	0
Series Thirty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,000	0
Series Thirty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,054	1,000,000
Series Thirty Seven [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Thirty Eight [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Thirty Nine [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	52,000
Series Forty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	50,000
Series Forty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	50,442
Series Forty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	$ 0	$ 0